SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of Fiscal Year	$ 936,203
Year 1	3,753,970	$ 140,243
Year 2	3,753,970	140,243
Year 3	3,689,373	140,243
Year 4	3,657,946	140,243
Year 4 & Thereafter	1,215,444
Year 5		140,243
Year 5 & Thereafter		180,932
Total	$ 17,006,906	$ 882,147